united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23464

Uncommon Investment Funds Trust

(Exact name of registrant as specified in charter)

75 Virginia Road, Second Floor, Suite V1, North White Plains, New York 10603

(Address of principal executive offices) (Zip code)

Blumbergexcelsior Corporate Services, Inc.

1013 Centre Road, Suite 403S Wilmington, DE 19805

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-291-2011

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

Uncommon Portfolio Design Core Equity ETF

UGCE

December 31, 2021

Annual Report

Advised by:
Uncommon Investment Advisors LLC
75 Virginia Road
Second Floor, Suite V1
North White Plains, NY 10603
1-888-291-2011

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholders,

We are honored and privileged to present you with the first Annual Report for the Uncommon Portfolio Design Core Equity ETF (the “Fund”) for the fiscal period ended December 31, 2021. The Fund commenced operations on April 15, 2021. Launching an ETF during COVID comes with a unique set of challenges and we have been pleased with the growth and our results.

The Fund returned +8.59%, on a net asset value (“NAV”) basis, from inception (April 15, 2021) through the end of the year. This performance is compared to a +15.41% return for the S&P 500 Index (the “Benchmark Index”) over the same time period. On a sector basis, the Fund attained positive attribution from a combination of sector allocation and stock selection in the Communication Services sector. The main source of sector underperformance relative to the Benchmark Index for the period was primarily attributed to under-allocations in the Information Technology and Real Estate sectors.

The Fund’s top sources of positive attribution in the portfolio were primarily driven by varying factors. For example, KLA Corporation contributed +0.88% and Broadcom Inc. contributed +0.77% of positive attribution over the performance period, driven by increases in demand for microchip inspection, design, and manufacturing. Charles Schwab Corporation contributed 0.61% of positive attribution in anticipation of an increase in interest rates by the Federal Reserve Bank, while Apple Inc. contributed 0.71% on increased demand for the latest iPhone.

As for negative attributors, the underperformance of the fund relative to the Benchmark Index came primarily from a few holdings. DraftKings Inc. detracted -2.14% from the return due to risks associated with an emerging marketplace with many competitors. PayPal Holdings Inc. detracted an additional -1.02% from the Fund’s performance due to the broader sell off in online payment processors. Intel Corporation detracted -0.88% from the Fund’s performance due to the continued struggles regarding chip design and manufacturing experienced by the industry. In addition, the Fund’s underperformance relative to the Benchmark Index can also be attributed to an under-allocation to companies that experienced significant positive returns, such as Tesla Inc. and NVIDIA Corporation.

While our investment thesis in these holdings remains strong, we believe the rising interest rate environment, and thus a repricing of risk in 2021, created a style-factor headwind on performance. Our investment thesis on each of these holdings is long-term in nature and is not contingent on short-term interest rate fluctuations, or style-factors that may be in-or-out of favor. We believe the style-related headwinds the portfolio experienced are also transient in nature, and that each of our investments continues to offer the potential for attractive upside, driven by the opportunity to produce above-average, durable, organic revenue growth and, in turn, attractive long-term earnings potential.

We are very appreciative for the faith and confidence you have placed in us to manage the Fund. We take our obligation to manage the Fund extremely seriously and will always strive to manage the Fund as best we can.

The views expressed in this letter were those as of December 31, 2021 and may not necessarily reflect the views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

Sincerely,
Eric M Rubin	Wes Strode and Paul Knipping
President, Uncommon Investment Funds Trust	Portfolio Managers

6153-NLD-02072022

Uncommon Portfolio Design Core Equity ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

Inception ***
through December 31, 2021
Uncommon Portfolio Design Core Equity ETF - NAV	8.59%
Uncommon Portfolio Design Core Equity ETF - Market Price	8.75%
S&P 500 Total Return Index **	15.41%

*	The performance data quoted here represents past performance. Past performance is not a guarantee of future results and performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed or sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions or sales of Fund shares. The Fund’s total annual operating expenses are 0.65%, per the current prospectus.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on April 15, 2021.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of December 31, 2021:

Compositions	Percentage of Net Assets
Common Stock:
Semiconductors	10.3%
Health Care Facilities & Services	9.2%
Internet Media & Services	7.8%
Software	6.8%
Aerospace & Defense	6.1%
Banking	5.7%
Leisure Facilities & Services	5.3%
Oil & Gas Producers	4.7%
Technology Hardware	4.7%
Asset Management	4.0%
Other Assets in Excess of Liabilities	35.4%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 6.1%
2,408	Boeing Company(a)	$484,779
4,014	General Dynamics Corporation	836,798
1,986	Lockheed Martin Corporation	705,844
		2,027,421
	APPAREL & TEXTILE PRODUCTS - 3.5%
7,130	NIKE, Inc., Class B	1,188,357

	ASSET MANAGEMENT - 4.0%
15,896	Charles Schwab Corporation (The)	1,336,854

	BANKING - 5.7%
7,181	JPMorgan Chase & Company	1,137,111
16,818	Wells Fargo & Company	806,928
		1,944,039
	BEVERAGES - 2.5%
3,360	Constellation Brands, Inc., Class A	843,259

	BIOTECH & PHARMA - 2.1%
11,480	Bristol-Myers Squibb Company	715,778

	DIVERSIFIED INDUSTRIALS - 2.2%
7,958	Emerson Electric Company	739,855

	E-COMMERCE DISCRETIONARY - 3.7%
372	Amazon.com, Inc.(a)	1,240,374

	ELECTRIC UTILITIES - 2.3%
10,016	Dominion Energy, Inc.	786,857

	FOOD - 2.5%
9,526	Tyson Foods, Inc., Class A	830,286

	HEALTH CARE FACILITIES & SERVICES - 9.2%
2,911	Anthem, Inc.	1,349,365

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.2% (Continued)
14,253	Cardinal Health, Inc.	$733,887
9,640	CVS Health Corporation	994,462
		3,077,714
	INSURANCE - 2.5%
7,596	Prudential Financial, Inc.	822,191

	INTERNET MEDIA & SERVICES - 7.8%
496	Alphabet, Inc., Class C(a)	1,435,221
3,509	Meta Platforms, Inc., Class A(a)	1,180,252
		2,615,473
	LEISURE FACILITIES & SERVICES - 5.3%
724	Chipotle Mexican Grill, Inc.(a)	1,265,734
17,789	DraftKings, Inc., Class A(a)	488,664
		1,754,398
	MEDICAL EQUIPMENT & DEVICES - 3.3%
1,684	Align Technology, Inc.(a)	1,106,691

	OIL & GAS PRODUCERS - 4.7%
13,496	Marathon Petroleum Corporation	863,609
9,824	Phillips 66	711,847
		1,575,456
	RETAIL - DISCRETIONARY - 3.7%
2,986	Ulta Beauty, Inc.(a)	1,231,247

	SEMICONDUCTORS - 10.3%
1,731	Broadcom, Inc.	1,151,825
14,107	Intel Corporation	726,511
3,642	KLA Corporation	1,566,460
		3,444,796
	SOFTWARE - 6.8%
3,475	Microsoft Corporation	1,168,712
4,316	salesforce.com, Inc.(a)	1,096,825
		2,265,537

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 4.7%
8,836	Apple, Inc.	$1,569,009

	TECHNOLOGY SERVICES - 3.4%
6,052	PayPal Holdings, Inc.(a)	1,141,286

	TRANSPORTATION & LOGISTICS - 3.0%
3,887	FedEx Corporation	1,005,334

	TOTAL COMMON STOCKS (Cost $31,602,472)	33,262,212

	TOTAL INVESTMENTS - 99.3% (Cost $31,602,472)	$33,262,212
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	248,766
	NET ASSETS - 100.0%	$33,510,978

(a)	Non-income producing security.

Uncommon Portfolio Design Core Equity ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment securities:
At cost	$31,602,472
At fair value	$33,262,212
Cash	256,257
Dividends receivable	6,932
Receivable for fund shares sold	270,497
TOTAL ASSETS	33,795,898

LIABILITIES
Payable for securities purchased	267,343
Investment advisory fees payable, net	17,577
TOTAL LIABILITIES	284,920
NET ASSETS	$33,510,978

Net Assets Consist Of:
Paid in capital (a)	$31,817,227
Accumulated earnings	1,693,751
NET ASSETS	$33,510,978

Net Asset Value Per Share:
Shares:
Net assets	$33,510,978
Shares of beneficial interest outstanding (a)	1,240,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$27.02

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2021 *

INVESTMENT INCOME
Dividends	$198,875
TOTAL INVESTMENT INCOME	198,875

EXPENSES
Investment advisory fees	94,264
TOTAL EXPENSES	94,264

NET INVESTMENT INCOME	104,611

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	48,005
Net change in unrealized appreciation on investments	1,659,740
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,707,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,812,356

*	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2021 *
FROM OPERATIONS
Net investment income	$104,611
Net realized gain from investments	48,005
Net change in unrealized appreciation on investments	1,659,740
Net increase in net assets resulting from operations	1,812,356

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(118,605)
Net decrease in net assets from distributions to shareholders	(118,605)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,817,227
Net increase in net assets from shares of beneficial interest	31,817,227

TOTAL INCREASE IN NET ASSETS	33,510,978

NET ASSETS
Beginning of Period	—
End of Period	$33,510,978

SHARE ACTIVITY
Shares Sold	1,240,000
Net increase in shares from beneficial interest outstanding	1,240,000

*	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Period Ended
December 31, 2021 (a)

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (b)	0.13
Net realized and unrealized gain on investments	2.01
Total from investment operations	2.14
Less distributions from:
Net investment income	(0.11)
Net realized gains	(0.01)
Total distributions	(0.12)
Net asset value, end of period	$27.02
Market price, end of period	$27.06
Total return	8.59%
Market price total return (d)	8.75%
Net assets, end of period (000s)	$33,511
Ratio of net expenses to average net assets (e)	0.65%
Ratio of net investment income to average net assets (e)(f)	0.72%
Portfolio Turnover Rate (d)(g)	17%

(a)	The Uncommon Portfolio Design Core Equity ETF commenced operations on April 15, 2021.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

(1)	ORGANIZATION

The Uncommon Portfolio Design Core Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Uncommon Investment Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 30, 2020, and is an open- end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on April 15, 2021. The Fund is a diversified actively managed exchange traded fund (“ETF”). The Fund is an actively managed ETF that seeks to achieve its investment objective of providing capital appreciation by investing primarily in equity securities. The Fund’s investment objective is to provide capital appreciation.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust is an investment company and accordingly the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – The Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value (“NAV”) (except ETFs which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

Fair Valuation Process – A market price or a value for a Fund’s security may not be readily available, the prices may be deemed to be unreliable, or its value has been materially affected by events occurring before the Fund is priced, but after the close of the principal exchange or market on which the security is traded. Events that can affect the value of a security might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., economic or political news, natural or environmental disaster, act of terrorism, interest rate change) Prices may be unavailable or unreliable on a U.S. security when: (i) a security has been de-listed or its trading has been halted or suspended and does not resume trading before the Fund is priced; (ii) a security’s primary pricing source is unable or unwilling to provide a price; or (iii) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. In these instances, the security will be fair valued. The Board has adopted procedures and methodologies to fair value (“Fair Value Procedures”) and delegated fair valuation to the Fair Valuation Committee.

Securities will be fair valued in good faith by a Fair Valuation Committee in accordance with the Fair Valuation

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Procedures adopted by the Board of Trustees. For securities fair valued by the Fair Value Committee, the Fair Value Procedures require it to consider all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers for the security, prices of comparable securities, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. The Fund’s NAV will reflect the securities’ fair value rather than their last market price. Because Fair Valuation involves subjective judgments, fair valuation may result in a price materially different from the prices used by other funds to determine net asset value, market prices when they become available or when a price becomes available, or from the price that may be realized upon the actual sale of the security. The Board of Trustees has delegated execution of these procedures to a Fair Valuation Committee composed of one or more officers from each of the (i) Trust (ii) Fund’s management, (iii) administrator, (iv) Sub -Adviser and (v) Adviser. The team may also enlist third party consultants such as another audit firm, third-party pricing service or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Fund may invest in portfolios of open -end or closed -end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open- end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed -end investment companies and exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,262,212	$—	$—	$33,262,212
Total	$33,262,212	$—	$—	$33,262,212

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s December 31, 2021 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Delaware and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in- kind transactions and short -term investments) for the Fund amounted to $3,714,502 and $3,550,429. For the period ended December 31, 2021, cost of purchases of portfolio securities for in-kind transactions, amounted to $31,390,394.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Uncommon Investment Advisors LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets. The Fund pays the Adviser a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.65%. For the period ended December 31, 2021, the Adviser earned advisory fees of $94,264.

The Adviser has engaged Portfolio Design Advisors, Inc. to serve as investment sub-adviser (“Sub-Adviser” or “Portfolio Design Advisors”) to the Fund. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund investment objective, policies, and restrictions. The Adviser compensates the Sub- Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Adviser.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,602,472 for the Uncommon Portfolio Design Core Equity ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$2,728,388
Gross unrealized depreciation:	(1,068,648)
Net unrealized appreciation:	$1,659,740

The tax character of fund distributions for the period ended December 31 was as follows:

Period Ended
December 31, 2021
Ordinary Income	$118,605
Long-Term Capital Gain	—
Return of Capital	—
$118,605

As of December 31, 2021, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$34,011	$—	$—	$—	$—	$1,659,740	$1,693,751

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and deemed distributions.

During the period ended December 31, 2021, the Fund utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for contributions-in-kind and equalization credits resulted in reclassifications for the Fund for the period ended December 31, 2021, as follows:

Accumulated
Paid in Capital	Earnings (Losses)
$—	$—

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include, but are not limited to, equity securities risk and ETF risks.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Fund shares may trade at a material discount to NAV and possibly face delisting.

Cash Creation Unit Transactions. Creation and redemption transactions primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs such as brokerage costs or realization of taxable gains or losses that the Fund might not have incurred if the transaction were made in- kind delivery of portfolio securities. If the Fund were to incur these costs, the Fund’s net asset value would decrease to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID -19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized and has minimal operating history. In addition, the Adviser and Sub-Adviser have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including Shareholder, or proprietary information, or cause the Fund, Adviser, Sub-Adviser and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund Shareholder’s ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Uncommon Portfolio Design Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Government Debt Risk. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, U.S. Congressional stimulus actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause the United States to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the United States will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of the U.S. Dollar and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. These factors may have a severe impact on the value of the Fund’s Shares.

Over-the-Counter Market Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Fund is calculating its NAV, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell Shares, e.g., regular and unscheduled market closes.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Uncommon Portfolio Design Core Equity ETF
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/21	12/31/21	7/1/21 – 12/31/21*	7/1/21 – 12/31/21
	$1,000.00	$1,056.40	$3.36	0.65%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	7/1/21	12/31/21	7/1/21 – 12/31/21*	7/1/21 – 12/31/21
	$1,000.00	$1,021.94	$3.30	0.65%

*	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number in the fiscal year (365).

CohnReznick LLP cohnreznick.com

Report of Independent Registered Public Accounting Firm

To the Shareholders of Uncommon Portfolio Design Core Equity ETF and
Board of Trustees of Uncommon Investment Funds Trust

Opinion on the Financial Statement

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Uncommon Investment Funds Trust comprising the Uncommon Portfolio Design Core Equity ETF (the “Fund”) as of December 31, 2021, and the related statement of operations, the statement of changes in net assets, and the related notes (collectively referred to as the “financial statements”), and the financial highlights for the period from April 15, 2021 (commencement of operations) to December 31, 2021. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 15, 2021 (commencement of operations) to December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

Chicago, Illinois

February 25, 2022

Uncommon Portfolio Design Core Equity ETF
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Uncommon Portfolio Design Core Equity ETF
TRUSTEE TABLE (Unaudited)
December 31, 2021

Two tables follow: The first table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”) . The second table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

INDEPENDENT TRUSTEES

Includes each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act

Name, Address and Age[1]	Position(s) Held with the Trust[2]	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Trust Portfolios Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years[3]
Kevin Beard 1974	Trustee, Audit Committee member	Indefinite/ Since 2020	Chief Growth Officer and Founding Partner of Atria Wealth Solutions, a modern wealth management solutions holding company (since 2017); led Recruiting and Acquisition Strategy division for AIG Advisor Group (2009–2016)	2	None
Jillian DelSignore 1977	Trustee, Nominating and Governance Committee member	Indefinite/ Since 2020	Managing Director, Head of ETFs & Indexing at FLX Distribution, which provides distribution solutions to the financial industry (since 2021); Principal at Lakefront Advisory LLC (2019-2021); Head of ETF Distribution with J.P. Morgan Asset Management (2015–2019); Co-President of Women in ETFs (2017–2019)	2	Women in ETFs (since 2014)
Keith Fletcher 1958	Trustee, Audit Committee member	Indefinite/ Since 2020	Principal of JAHFT Solutions, a consultant to the financial services industry (since 2017); Principal and Chief Distribution Officer for RiskX Investments (2013–2017)	2	None
Claire Gaudiani 1944	Trustee, Nominating and Governance Committee member	Indefinite/ Since 2020	Adjunct Professor at New York University (2004– 2019)	2	The Declaration Initiative (since 2014); Henry Luce Foundation (since 2000)
Jeffrey Haas 1961	Trustee, Chairman of the Board, Chairman of the Nominating and Governance Committee	Indefinite/ Since 2020	Professor of Law at New York Law School (since 2000)	2	American Independence Funds Trust (2005–2019); RX Funds Trust (2013–2017)
George Mileusnic 1954	Trustee, Chairman of the Audit Committee	Indefinite/ Since 2020	Retired	2	American Independence Funds Trust (2006–2019); RX Funds Trust (2013–2017); North American State Bank (2011– 2018); New Market Bank (2018 to present); and various non-profit organizations

1.	The mailing address of each Trustee is c/o Uncommon Investment Funds Trust, 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603.

2.	The Trust consists of two series.

3.	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Uncommon Portfolio Design Core Equity ETF
TRUSTEE TABLE (Unaudited)
December 31, 2021

INTERESTED TRUSTEES and OFFICERS OF THE TRUST

Includes each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act

Name, Address and Age[1]	Position(s) Held with the Trust[2]	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Trust Portfolios Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years[3]
Eric Rubin 1966	Interested Trustee, President and Principal Executive Officer, Treasurer and Principal Financial Officer	Since 2021	Chief Operating Officer of the Advisor; Senior Advisor to Uncommon Giving Corporation (since 2020), a financial services company founded to awaken generosity and help increase charitable giving and the parent of the Advisor; Board Member of Uncommon Charitable Impact, Inc., a non-profit 501(c)(3) (since 2020); Senior Managing Director of Axiom Integrated Advisor Solutions (2018–2020); CEO of Yellowstone Partners, LLC (February 2017 to November 2017); President of American Independence Financial Services (2005-2015); President, Fund Services of Manifold Fund Advisors LLC (2015-2016)	NA	NA
Thaddeus Leszczynski 1946	Secretary and Chief Compliance Officer	Since 2020	Secretary and Chief Compliance Officer of the Advisor (since 2019); President of American Independence Funds Trust (2018–2019); Founding member and principal of Compliance Solutions Associates LLC (since 2009)	NA	NA
Brian Curley 1970	Assistant Treasurer	Since 2020	Vice President of Fund Administration at Ultimus Fund Solutions, LLC (since 2019); Vice President of Fund Administration for Gemini Fund Services, LLC (2015–2019); Officer for various mutual funds and exchange-traded funds for which Ultimus Fund Solutions, LLC provides services	NA	NA
Jesse Hallee 1976	Assistant Secretary	Since 2020	Vice President and Senior Managing Counsel at Ultimus Fund Solutions, LLC (since 2019); Vice President and Managing Counsel at State Street Bank and Trust Company (2013–2019)	NA	NA

1.	The mailing address of each Trustee is c/o Uncommon Investment Funds Trust, 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603.

2.	The Trust consists of two series.

3.	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-291-2011.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the period ended June 30th as well as the Trust’s proxy voting policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-291-2011 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-291-2011.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.uncommonetfs.com/.

Adviser
Uncommon Investment Advisors LLC
75 Virginia Road
Second Floor, Suite V1
North White Plains, NY 10603

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

UGCE-AR21

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that George Mileusnic is an audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Mileusnic is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FYE 2021 - $17,500

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FYE 2021 - $6,000

(d)        All Other Fees – None

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended November 30, 2021 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

Item 5. Audit Committee of Listed Companies.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Kevin Beard, Keith Fletcher, and George Mileusnic.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Uncommon Investment Funds Trust

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Executive Officer

Date 3/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Executive Officer

Date 3/3/2022

By (Signature and Title)

/s/ Eric Rubin

Eric Rubin, Principal Financial Officer/Treasurer

Date 3/3/2022